Investment Objectives and Goals - (Allspring Specialty Funds - Classes A, C, Administrator, Institutional)	Mar. 31, 2025
(Allspring Innovation Fund)
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
(Allspring Precious Metals Fund)
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
(Allspring Utility and Telecommunications Fund)
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return, consisting of current income and capital appreciation.